COMMITMENTS (Detail Textuals 5)	1 Months Ended	0 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended
	May 31, 2011 New Investors New_Investor	Jun. 09, 2011 Omagine LLC Shareholder Agreement New Investors USD ($)	Jun. 09, 2011 Omagine LLC Shareholder Agreement New Investors OMR	May 31, 2011 Omagine LLC Shareholder Agreement New Investors USD ($)	May 31, 2011 Omagine LLC Shareholder Agreement New Investors OMR	Jun. 09, 2011 Omagine LLC Shareholder Agreement Omagine LLC USD ($)	Jun. 09, 2011 Omagine LLC Shareholder Agreement Omagine LLC OMR	May 31, 2011 Omagine LLC Shareholder Agreement Omagine LLC USD ($)	May 31, 2011 Omagine LLC Shareholder Agreement Omagine LLC OMR
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of investor	3
Capital contributions				$ 156,000	60,000			$ 19,500	7,500
Additional cash capital contributions		$ 69,233,125	26,628,125			$ 546,000	210,000
Percentage of share ownership								40.00%	40.00%